Parent company only condensed financial information	12 Months Ended
Dec. 31, 2016
Parent company only condensed financial information
Parent company only condensed financial information
29.	Parent company only condensed financial information

The Company performed a test on the restricted net assets of consolidated subsidiaries, VIEs and subsidiaries of VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only. The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2016.

Condensed balance sheets

	As of December 31,
	2015	2016
	RMB	RMB

Assets
Current assets
Cash and cash equivalents	1,012,693	154,020
Prepayments and other receivables	6,651	13,046
Total current assets	1,019,344	167,066

Non-current assets
Investments in subsidiaries, VIEs and subsidiaries of VIEs	1,418,293	1,562,089
Investment in equity investees	36,141	48,276
Intangible assets, net	2,518,983	2,061,106
Due from subsidiaries, VIEs and subsidiaries of VIEs	3,372,890	6,583,747
Total non-current assets	7,346,307	10,255,218

Total assets	8,365,651	10,422,284

Liabilities

Current liabilities
Other payables and accruals	5,834	19,498
Total current liabilities	5,834	19,498

Non-current liabilities
Due to subsidiaries, VIEs and subsidiaries of VIEs	-	102
Convertible debt	-	859,166
Total non-current liabilities	-	859,268

Total liabilities	5,834	878,766

Shareholders’ Equity
Ordinary shares, US$0.00004 par value; 1,250,000,000 shares authorized as of December 31 2015 and 2016, respectively; 63,311,294 shares issued and outstanding as of December 31, 2015; 70,726,025 shares issued and outstanding as of December 31, 2016.	17	19
Additional paid-in capital	7,859,512	8,903,759
Treasury shares	(56,690)	(41,888)
Statutory reserve	57,193	89,841
Accumulated other comprehensive income	281,594	742,302
Retained earnings/(Accumulated deficit)	218,191	(150,515)
Total shareholders’ equity	8,359,817	9,543,518

Total liabilities and shareholders’ equity	8,365,651	10,422,284

Condensed statements of comprehensive income

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Selling and administrative expenses	(58,846)	(806,198)	(689,656)
Other (losses)/gains, net	(7)	11	5
Loss from operations	(58,853)	(806,187)	(689,651)

Interest income	5	11,201	1,209
Interest expense	-	-	(21,407)
Share of results of equity investees	-	(4,782)	(24,354)
Equity in profit of subsidiaries, VIEs and subsidiaries of VIEs	544,487	292,776	192,858
Profit/(Loss) before tax	485,639	(506,992)	(541,345)

Income tax expense	-	-	-
Net income/(loss)	485,639	(506,992)	(541,345)

Other comprehensive income

Foreign currency exchange gains, net of tax of nil	3,164	344,748	459,227

Total comprehensive income/(loss), net of tax	488,803	(162,244)	(82,118)

Condensed statements of cash flows

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Net cash provided by/(used in) operating activities	9,584	23,307	(9,711)
Net cash used in investing activities	(6,119)	(2,561,029)	(3,195,265)
Net cash provided by financing activities	28,659	3,375,896	2,198,272

Effect of exchange rate changes on cash and cash equivalents	2,514	111,329	148,031
Increase/(decrease) in cash and cash equivalents	34,638	949,503	(858,673)
Cash and cash equivalents at beginning of the year	28,552	63,190	1,012,693

Cash and cash equivalents at end of the year	63,190	1,012,693	154,020

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries, VIEs and subsidiaries of VIEs.

For the Company only condensed financial information, the Company records its investments in subsidiaries, VIEs and subsidiaries of VIEs under the equity method of accounting as prescribed in ASC 323 “Investments-Equity Method and Joint Ventures”. Such investments are presented on the condensed balance sheets as “investment in subsidiaries, VIEs and subsidiaries of VIEs” and shares in the subsidiaries, VIEs and subsidiaries of VIEs’ profit are presented as “equity in profit of subsidiaries, VIEs and subsidiaries of VIEs” on the condensed statements of comprehensive income. The cash flows used in the investing activities are primarily associated with the loans to the subsidiaries, VIEs and subsidiaries of VIEs. The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.